STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS (a) - 0.0%
Call Options (a) - 0.0%
CBOE Volatility Index, Expires: 02/19/20, Strike Price: $15.00	65	$1,225	$23,725
CBOE Volatility Index, Expires: 03/18/20, Strike Price: $15.00	93	1,752	32,550

TOTAL PURCHASED OPTIONS (Cost $29,799)			56,275

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 110.7%
Money Market Funds - 16.0%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class 1.45% (b)		12,898,067	12,898,067
First American Government Obligations Fund - Class X 1.48% (b)		18,215,811	18,215,811
First American Treasury Obligations Fund - Class X 1.49% (b)		18,215,811	18,215,811
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 1.48% (b)		18,215,811	18,215,811
Short-Term Investments Trust - Treasury Portfolio - Institutional Class 1.46% (b)		18,215,811	18,215,811

			85,761,311

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 94.7%
2.391%, 04/23/2020 (c)(d)		$6,705,000	6,682,325
2.031%, 05/21/2020 (c)(d)		2,459,000	2,447,773
1.542%, 09/10/2020 (c)(d)		39,032,000	38,678,978
1.552%, 10/08/2020 (c)(d)		178,368,000	176,564,799
1.543%, 11/05/2020 (c)(d)		132,500,000	131,008,926
1.521%, 12/03/2020 (c)(d)		132,300,000	130,716,369
1.523%, 12/31/2020 (c)(d)		21,597,000	21,314,175

			507,413,345

TOTAL SHORT-TERM INVESTMENTS (Cost $592,926,870)			593,174,656

TOTAL INVESTMENTS (Cost $592,956,669) - 110.7%			593,230,931

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%			(57,254,936)

TOTAL NET ASSETS - 100.0%			$535,975,995

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	All or a portion of this security is held as collateral for derivative contracts.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $69.50	129	$8,646,870	$1,290
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $69.75	40	2,681,200	200
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $70.00	75	5,027,250	375
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $70.50	157	10,523,710	785
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $71.00	51	3,418,530	255
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $71.50	75	5,027,250	375
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $62.25	25	1,415,500	11,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $62.50	100	5,662,000	41,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $62.75	50	2,831,000	18,500
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $63.00	75	4,246,500	26,250
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $63.25	199	11,267,380	63,680
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $63.50	249	14,098,380	72,210
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $63.75	199	11,267,380	53,730
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $64.00	300	16,986,000	75,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $64.25	124	7,020,880	28,520
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $64.50	271	15,344,020	59,620
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $64.75	100	5,662,000	20,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $65.00	200	11,324,000	38,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $65.25	124	7,020,880	21,080
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $65.75	25	1,415,500	3,750
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $66.50	25	1,415,500	3,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $66.75	25	1,415,500	3,000
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $132.50	155	12,803,969	31,969
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $133.00	172	14,208,275	19,350
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $133.50	151	12,473,544	8,494
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $134.00	49	4,047,706	1,225
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $134.50	36	2,973,825	450
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $135.00	25	2,065,156	156
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $136.00	11	908,669	69
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $77.00	24	1,813,920	120
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $77.25	129	9,749,820	645
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $77.50	321	24,261,180	1,605
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $77.75	100	7,558,000	500
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $78.00	87	6,575,460	435
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $78.50	15	1,133,700	75
CBOE Volatility Index, Expires 02/19/2020, Strike Price $18.00	203	3,825	42,123
CBOE Volatility Index, Expires 02/19/2020, Strike Price $19.00	473	8,911	82,775
CBOE Volatility Index, Expires 02/19/2020, Strike Price $20.00	843	15,882	126,450
CBOE Volatility Index, Expires 02/19/2020, Strike Price $21.00	446	8,403	55,750
CBOE Volatility Index, Expires 02/19/2020, Strike Price $22.00	412	7,762	44,290
CBOE Volatility Index, Expires 02/19/2020, Strike Price $23.00	231	4,352	21,945
CBOE Volatility Index, Expires 02/19/2020, Strike Price $24.00	193	3,636	15,440
CBOE Volatility Index, Expires 02/19/2020, Strike Price $25.00	700	13,188	50,750
CBOE Volatility Index, Expires 02/19/2020, Strike Price $26.00	241	4,540	15,665
CBOE Volatility Index, Expires 02/19/2020, Strike Price $27.00	269	5,068	14,795
CBOE Volatility Index, Expires 02/19/2020, Strike Price $28.00	100	1,884	5,000
CBOE Volatility Index, Expires 03/18/2020, Strike Price $25.00	550	10,362	48,125
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,600.00	300	8,331,000	540,000
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,650.00	300	8,331,000	399,000
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,700.00	300	8,331,000	276,000
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,750.00	300	8,331,000	177,000
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,800.00	300	8,331,000	108,000
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,850.00	145	4,026,650	30,450
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,900.00	103	2,860,310	12,360
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,950.00	53	1,471,810	3,180
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $3,000.00	15	416,550	600
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,775.00	28	722,841	68,032
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,800.00	235	6,066,698	499,610
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,825.00	250	6,453,934	462,174
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,850.00	587	15,153,838	922,408
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,875.00	250	6,453,934	330,125
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,900.00	406	10,481,190	444,981
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,925.00	207	5,343,858	185,873

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,950.00	100	$2,581,574	$72,627
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,975.00	25	645,393	14,195
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 2,000.00	51	1,316,603	22,897
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 2,100.00	250	6,453,934	36,314
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $2,700.00	15	420,150	21,900
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $2,750.00	30	840,300	34,500
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $2,800.00	18	504,180	16,020
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $2,900.00	22	616,220	11,000
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $2,950.00	32	896,320	11,520
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $3,000.00	18	504,180	4,680
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $3,050.00	15	420,150	2,850
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $3,100.00	25	700,250	3,250
Cocoa Future, May 2020 Settlement, Expires 03/06/2020, Strike Price $3,150.00	25	700,250	2,250
Cocoa Future, May 2020 Settlement, Expires 04/30/2020, Strike Price GBP 2,000.00	5	171,756	4,688
Cocoa Future, May 2020 Settlement, Expires 04/30/2020, Strike Price GBP 2,025.00	5	171,756	4,094
Cocoa Future, May 2020 Settlement, Expires 04/30/2020, Strike Price GBP 2,050.00	5	171,756	3,499
Cocoa Future, May 2020 Settlement, Expires 04/30/2020, Strike Price GBP 2,075.00	5	171,756	3,037
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $115.00	107	4,118,831	9,229
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $120.00	150	5,774,063	6,750
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $122.50	25	962,344	844
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $125.00	170	6,543,938	4,462
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $127.50	90	3,464,438	2,025
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $130.00	263	10,123,856	4,931
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $132.50	88	3,387,450	1,320
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $135.00	48	1,847,700	720
Coffee ‘C’ Future, May 2020 Settlement, Expires 03/13/2020, Strike Price $120.00	100	3,933,750	36,000
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,350.00	21	280,140	5,040
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,375.00	50	667,000	8,000
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,400.00	95	1,267,300	9,500
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,425.00	65	867,100	4,550
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,450.00	139	1,854,260	5,560
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,500.00	10	133,400	200
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,600.00	134	1,787,560	1,340
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $267.00	62	3,901,350	18,600
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $268.00	50	3,146,250	13,750
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $269.00	63	3,964,275	14,962
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $270.00	102	6,418,350	21,675
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $271.00	51	3,209,175	9,562
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $272.00	26	1,636,050	4,550
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $274.00	100	6,292,500	13,750
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $275.00	83	5,222,775	10,375
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $276.00	50	3,146,250	5,625
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $277.00	36	2,265,300	3,600
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $278.00	29	1,824,825	2,537
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $279.00	25	1,573,125	1,875
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $390.00	100	1,906,250	13,125
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $400.00	250	4,765,625	10,937
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $65.00	91	3,071,250	118,300
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $66.00	281	9,483,750	240,255
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $67.00	654	22,072,500	313,920
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.00	542	18,292,500	121,950
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $69.00	681	22,983,750	74,910
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $70.00	1,111	37,496,250	66,660
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $71.00	614	20,722,500	21,490
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $72.00	260	8,775,000	6,500
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $75.00	299	10,091,250	5,980
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $73.00	13	444,015	6,370
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $74.00	22	751,410	9,130
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $75.00	27	922,185	9,585
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $76.00	33	1,127,115	10,065
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $77.00	3	102,465	795
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.130	114	15,817,500	2,850
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.133	25	3,468,750	469
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.135	126	17,482,500	1,575
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.138	8	1,110,000	100
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.140	50	6,937,500	625
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.143	25	3,468,750	156

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.145	50	$6,937,500	$312
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,625.00	25	3,969,750	20,000
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,630.00	170	26,994,300	122,400
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,635.00	282	44,778,780	180,480
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,640.00	364	57,799,560	207,480
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,645.00	294	46,684,260	149,940
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,650.00	495	78,601,050	227,700
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,655.00	145	23,024,550	59,450
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,660.00	192	30,487,680	67,200
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,665.00	81	12,861,990	25,110
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,670.00	99	15,720,210	27,720
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,680.00	25	3,969,750	5,500
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $93.50	99	11,446,875	13,612
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $94.00	43	4,971,875	3,762
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $94.25	25	2,890,625	1,875
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $94.50	96	11,100,000	5,400
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $94.75	25	2,890,625	1,094
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $95.00	38	4,393,750	1,425
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $95.50	1	115,625	25
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $66.00	40	914,080	1,600
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $67.00	10	228,520	400
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $71.00	85	1,942,420	1,700
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $72.00	51	1,165,452	1,020
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $73.00	25	571,300	250
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $74.00	24	548,448	240
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $75.00	3	68,556	30
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $80.00	13	297,076	65
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $82.00	41	936,932	205
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $127.00	100	4,855,200	2,000
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $128.00	266	12,914,832	2,660
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $129.00	300	14,565,600	3,000
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $130.00	230	11,166,960	2,300
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $131.00	253	12,283,656	2,530
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $132.00	56	2,718,912	560
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $133.00	175	8,496,600	1,750
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $134.00	132	6,408,864	1,320
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $135.00	25	1,213,800	250
Live Cattle Future, April 2020 Settlement, Expires 04/03/2020, Strike Price $133.00	28	1,340,416	3,640
Live Cattle Future, April 2020 Settlement, Expires 04/03/2020, Strike Price $135.00	25	1,196,800	2,250
Live Cattle Future, April 2020 Settlement, Expires 04/03/2020, Strike Price $136.00	33	1,579,776	2,640
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.85	358	6,587,200	255,254
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.90	433	7,967,200	222,129
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.95	785	14,444,000	283,385
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $2.00	300	5,520,000	75,300
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $2.05	100	1,840,000	17,300
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.90	1,000	18,900,000	861,000
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.95	1,000	18,900,000	655,000
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $2.00	809	15,290,100	394,792
Natural Gas Future, May 2020 Settlement, Expires 04/27/2020, Strike Price $1.95	138	2,602,680	149,499
Natural Gas Future, May 2020 Settlement, Expires 04/27/2020, Strike Price $2.00	275	5,186,500	239,621
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.50	55	4,952,750	174,900
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.80	48	4,322,400	106,560
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.50	10	900,500	9,150
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.65	25	2,251,250	18,875
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.70	44	3,962,200	31,240
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.75	56	5,042,800	37,240
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.80	43	3,872,150	26,875
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.85	18	1,620,900	10,530
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.90	6	540,300	3,300
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $18.95	12	1,080,600	6,180
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.00	8	720,400	3,880
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.05	58	5,222,900	26,390
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.10	45	4,052,250	19,350
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.15	6	540,300	2,400
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.25	38	3,421,900	13,490
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.30	16	1,440,800	5,360
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.35	5	450,250	1,575

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.40	12	$1,080,600	$3,540
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.45	14	1,260,700	3,920
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $19.50	6	540,300	1,560
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $890.00	100	4,362,500	28,421
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $910.00	303	13,218,375	32,194
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $920.00	232	10,121,000	15,950
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $940.00	150	6,543,750	4,688
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $960.00	178	7,765,250	4,450
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $970.00	86	3,751,750	1,613
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $980.00	61	2,661,125	763
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $990.00	68	2,966,500	850
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $1,000.00	105	4,580,625	1,312
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $1,010.00	130	5,671,250	813
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $1,020.00	84	3,664,500	525
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $1,040.00	17	741,625	106
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $900.00	50	2,216,875	30,938
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $910.00	75	3,325,313	34,688
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $920.00	76	3,369,650	26,600
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $930.00	459	20,350,913	120,488
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $940.00	187	8,291,113	37,400
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $950.00	366	16,227,525	54,900
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $960.00	363	16,094,513	40,838
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $970.00	215	9,532,563	18,813
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $980.00	102	4,522,425	7,013
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $300.00	49	1,425,900	5,390
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $305.00	21	611,100	1,260
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $310.00	153	4,452,300	5,355
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $315.00	12	349,200	300
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $320.00	200	5,820,000	3,000
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $325.00	72	2,095,200	1,080
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $330.00	55	1,600,500	550
Soybean Meal Future, May 2020 Settlement, Expires 04/24/2020, Strike Price $330.00	9	266,670	945
Soybean Meal Future, May 2020 Settlement, Expires 04/24/2020, Strike Price $335.00	6	177,780	480
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $12.75	90	1,472,688	188,496
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.00	350	5,727,120	635,040
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.25	97	1,587,230	149,923
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.50	494	8,083,421	630,739
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.75	425	6,954,360	437,920
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.00	567	9,277,934	457,229
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.25	85	1,390,872	52,360
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.50	588	9,621,562	270,010
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.75	525	8,590,680	176,400
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $15.00	862	14,105,078	202,742
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $15.25	460	7,527,072	77,280
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $15.50	275	4,499,880	33,880
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $15.75	173	2,830,834	15,501
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $16.00	92	1,505,414	6,182
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $16.25	64	1,047,245	2,867
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $130.50	60	7,899,600	81,562
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $131.00	241	31,730,060	241,000
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $131.50	144	18,959,040	103,500
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $132.00	84	11,059,440	42,000
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $132.50	13	1,711,580	4,469
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $162.00	369	60,342,570	876,375
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $163.00	228	37,284,840	406,125
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $164.00	65	10,629,450	85,313
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $165.00	3	490,590	2,813

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $580.00	100	$2,768,750	$15,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $54.50	2	103,120	1,355
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $55.00	108	5,568,480	55,080
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $55.50	74	3,815,440	30,340
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $56.00	76	3,918,560	25,080
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $56.50	39	2,010,840	10,530
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $57.00	83	4,279,480	17,430
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $57.50	25	1,289,000	4,250
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $58.00	5	257,800	650
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $60.00	59	3,042,040	2,950
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $61.00	105	5,413,800	4,200
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $61.50	300	15,468,000	9,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $62.00	400	20,624,000	8,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $62.50	41	2,113,960	820
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $63.00	81	4,176,360	1,620
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $63.50	109	5,620,040	1,090

TOTAL CALL OPTIONS			17,775,348

(Premiums Received $16,720,694)

PUT OPTIONS
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $67.50	25	1,675,750	15,000
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $67.75	50	3,351,500	40,000
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.00	75	5,027,250	76,500
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.25	50	3,351,500	62,500
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.50	75	5,027,250	111,750
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.75	100	6,703,000	174,000
Australian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $69.00	150	10,054,500	297,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $50.50	25	1,415,500	12,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $51.00	11	622,820	6,050
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $52.00	119	6,737,780	88,060
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $52.25	75	4,246,500	59,250
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $52.50	196	11,097,520	166,600
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $53.00	150	8,493,000	145,500
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $53.50	216	12,229,920	239,760
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $53.75	249	14,098,380	293,820
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $54.00	300	16,986,000	378,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $54.25	272	15,400,640	364,480
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $54.50	300	16,986,000	426,000
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $54.75	285	16,136,700	430,350
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $55.00	191	10,814,420	305,600
Brent Crude Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $55.25	48	2,717,760	81,600
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $128.00	15	1,239,094	94
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $128.50	95	7,847,594	594
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $129.00	129	10,656,206	806
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $129.50	110	9,086,688	687
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $130.00	75	6,195,469	937
British Pound Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $130.50	101	8,343,231	3,156
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $75.75	50	3,779,000	15,500
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $76.00	126	9,523,080	60,480
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $76.25	175	13,226,500	122,500
Canadian Dollar Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $76.50	187	14,133,460	175,780
CBOE Volatility Index, Expires 02/19/2020, Strike Price $15.00	65	1,225	2,600
CBOE Volatility Index, Expires 03/18/2020, Strike Price $15.00	93	1,752	7,208
Cocoa Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $2,700.00	50	1,388,500	7,500
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,750.00	166	4,285,412	6,576
Cocoa Future, March 2020 Settlement, Expires 02/28/2020, Strike Price GBP 1,800.00	50	1,290,787	3,961
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $100.00	1	38,494	443
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $102.50	10	384,938	8,475
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $105.00	19	731,381	27,146
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $107.50	293	11,278,669	629,584
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $110.00	510	19,631,813	1,508,963
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $112.50	177	6,813,394	676,361
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $115.00	141	5,427,619	665,168
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $117.50	31	1,193,306	174,491
Coffee ‘C’ Future, March 2020 Settlement, Expires 02/12/2020, Strike Price $130.00	50	1,924,688	513,750
Coffee ‘C’ Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $100.00	150	5,900,625	178,875

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,250.00	35	$466,900	$1,750
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,275.00	108	1,440,720	9,720
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,300.00	367	4,895,780	58,720
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,325.00	34	453,560	8,840
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,350.00	164	2,187,760	65,600
Coffee Robusta Future, March 2020 Settlement, Expires 02/19/2020, Strike Price $1,375.00	250	3,335,000	142,500
Coffee Robusta Future, May 2020 Settlement, Expires 04/15/2020, Strike Price $1,325.00	300	4,026,000	132,000
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $235.00	27	1,698,975	7,628
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $238.00	46	2,894,550	17,410
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $240.00	141	8,872,425	66,975
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $241.00	26	1,636,050	13,650
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $242.00	154	9,690,450	90,475
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $243.00	105	6,607,125	68,250
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $244.00	169	10,634,325	120,412
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $245.00	150	9,438,750	118,125
Copper Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $246.00	150	9,438,750	129,375
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $365.00	10	190,625	500
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $370.00	1,174	22,379,375	102,725
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $375.00	1,750	33,359,375	262,500
Corn Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $380.00	386	7,358,125	98,912
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $62.00	114	3,847,500	1,140
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $63.00	469	15,828,750	7,035
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $64.00	470	15,862,500	11,750
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $65.00	643	21,701,250	32,150
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $66.00	369	12,453,750	38,745
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $67.00	96	3,240,000	22,080
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $68.00	208	7,020,000	98,800
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $69.00	286	9,652,500	245,960
Cotton No. 2 Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $70.00	350	11,812,500	458,500
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $66.00	11	375,705	7,095
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $67.00	52	1,776,060	44,200
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $68.00	31	1,058,805	33,945
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $69.00	39	1,332,045	53,820
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $70.00	30	1,024,650	50,850
Cotton No. 2 Future, May 2020 Settlement, Expires 04/09/2020, Strike Price $71.00	26	888,030	53,300
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.105	26	3,607,500	1,950
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.108	17	2,358,750	2,338
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.110	140	19,425,000	35,000
Euro FX Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $1.115	125	17,343,750	75,000
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,520.00	75	11,909,250	11,250
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,525.00	50	7,939,500	9,000
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,530.00	75	11,909,250	15,750
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,535.00	87	13,814,730	21,750
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,540.00	293	46,525,470	87,900
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,545.00	349	55,417,710	129,130
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,550.00	589	93,527,310	265,050
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,555.00	312	49,542,480	174,720
Gold 100 Oz Future, April 2020 Settlement, Expires 02/25/2020, Strike Price $1,560.00	114	18,102,060	78,660
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $91.50	78	9,018,750	3,900
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $91.75	25	2,890,625	2,500
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $92.00	197	22,778,125	34,475
Japanese Yen Future, March 2020 Settlement, Expires 02/07/2020, Strike Price $92.25	22	2,543,750	6,325
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $58.00	140	3,199,280	113,400
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $59.00	257	5,872,964	274,990
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $60.00	271	6,192,892	368,560
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $61.00	300	6,855,600	510,000
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $62.00	300	6,855,600	618,000
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $63.00	264	6,032,928	641,520
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $64.00	202	4,616,104	567,620
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $65.00	131	2,993,612	419,200
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $66.00	122	2,787,944	437,980
Lean Hogs Future, February 2020 Settlement, Expires 02/14/2020, Strike Price $67.00	22	502,744	87,780
Lean Hogs Future, April 2020 Settlement, Expires 04/15/2020, Strike Price $59.00	25	616,000	34,500
Lean Hogs Future, April 2020 Settlement, Expires 04/15/2020, Strike Price $60.00	25	616,000	38,750
Lean Hogs Future, April 2020 Settlement, Expires 04/15/2020, Strike Price $61.00	8	197,120	13,920
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $111.00	25	1,213,800	750
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $115.00	158	7,671,216	11,060

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $116.00	35	$1,699,320	$2,800
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $117.00	14	679,728	1,260
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $118.00	130	6,311,760	15,600
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $119.00	213	10,341,576	34,080
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $120.00	293	14,225,736	64,460
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $121.00	124	6,020,448	40,920
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $122.00	154	7,477,008	80,080
Live Cattle Future, February 2020 Settlement, Expires 02/07/2020, Strike Price $123.00	93	4,515,336	74,400
NASDAQ 100 Stock Index, Expires 02/07/2020, Strike Price $8,475.00	2	17,983	3,908
NASDAQ 100 Stock Index, Expires 02/07/2020, Strike Price $8,500.00	4	35,966	6,232
NASDAQ 100 Stock Index, Expires 02/07/2020, Strike Price $8,525.00	4	35,966	7,440
NASDAQ 100 Stock Index, Expires 02/07/2020, Strike Price $8,575.00	4	35,966	9,060
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.65	86	1,582,400	13,846
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.70	476	8,758,400	118,524
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.75	1,100	20,240,000	415,800
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.80	1,000	18,400,000	561,000
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.85	1,000	18,400,000	802,000
Natural Gas Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $1.90	617	11,352,800	679,934
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.65	74	1,395,640	13,912
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.70	241	4,545,260	65,552
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.75	572	10,787,920	222,508
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.80	242	4,564,120	132,858
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.85	141	2,659,260	103,222
Natural Gas Future, April 2020 Settlement, Expires 03/26/2020, Strike Price $1.90	66	1,244,760	64,157
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,535.00	35	56,492	12,775
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,550.00	16	25,825	6,240
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,555.00	30	48,422	15,000
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,560.00	11	17,755	6,050
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,565.00	44	71,019	30,360
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,570.00	94	151,722	81,498
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,575.00	48	77,475	36,288
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,580.00	14	22,597	13,020
Russell 2000 Index, Expires 02/07/2020, Strike Price $1,585.00	30	48,422	28,860
S&P 500 Index, Expires 02/07/2020, Strike Price $3,080.00	8	25,804	4,736
S&P 500 Index, Expires 02/07/2020, Strike Price $3,090.00	25	80,638	16,800
S&P 500 Index, Expires 02/07/2020, Strike Price $3,095.00	25	80,638	18,125
S&P 500 Index, Expires 02/07/2020, Strike Price $3,100.00	25	80,638	18,500
S&P 500 Index, Expires 02/07/2020, Strike Price $3,105.00	48	154,825	39,504
S&P 500 Index, Expires 02/07/2020, Strike Price $3,110.00	50	161,276	43,000
S&P 500 Index, Expires 02/07/2020, Strike Price $3,115.00	75	241,914	69,000
S&P 500 Index, Expires 02/07/2020, Strike Price $3,120.00	75	241,914	74,250
S&P 500 Index, Expires 02/07/2020, Strike Price $3,125.00	100	322,552	105,600
S&P 500 Index, Expires 02/07/2020, Strike Price $3,130.00	100	322,552	113,700
S&P 500 Index, Expires 02/07/2020, Strike Price $3,135.00	25	80,638	30,250
S&P 500 Index, Expires 02/07/2020, Strike Price $3,140.00	25	80,638	32,000
S&P 500 Index, Expires 02/07/2020, Strike Price $3,145.00	25	80,638	34,825
S&P 500 Index, Expires 02/07/2020, Strike Price $3,150.00	50	161,276	75,000
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.65	17	1,530,850	1,530
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.70	35	3,151,750	3,500
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.75	106	9,545,300	11,660
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.80	69	6,213,450	8,625
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.85	43	3,872,150	6,020
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.90	43	3,872,150	6,665
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $16.95	46	4,142,300	8,050
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.00	120	10,806,000	23,400
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.05	75	6,753,750	16,500
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.10	14	1,260,700	3,500
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.20	1	90,050	315
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.35	26	2,341,300	11,570
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.40	15	1,350,750	7,425
Silver Future, March 2020 Settlement, Expires 02/25/2020, Strike Price $17.50	55	4,952,750	34,100
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $870.00	115	5,016,875	62,531
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $880.00	241	10,513,625	194,306
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $890.00	757	33,024,125	865,819
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $900.00	500	21,812,500	771,875
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $910.00	197	8,594,125	390,306
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $920.00	268	11,691,500	654,925

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $930.00	600	$26,175,000	$1,751,250
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $940.00	650	28,356,250	2,214,063
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $950.00	544	23,732,000	2,125,000
Soybean Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $960.00	166	7,241,750	730,400
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $880.00	13	576,388	9,506
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $890.00	313	13,877,638	307,131
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $900.00	550	24,385,625	704,687
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $910.00	425	18,843,438	690,625
Soybean Future, May 2020 Settlement, Expires 03/27/2020, Strike Price $920.00	200	8,867,500	401,250
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $295.00	283	8,235,300	175,460
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $300.00	226	6,576,600	228,260
Soybean Meal Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $305.00	86	2,502,600	125,560
Soybean Meal Future, May 2020 Settlement, Expires 04/24/2020, Strike Price $295.00	48	1,422,240	31,920
Soybean Meal Future, May 2020 Settlement, Expires 04/24/2020, Strike Price $300.00	69	2,044,470	65,895
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $12.00	200	3,272,640	2,240
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $12.25	178	2,912,650	1,994
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $12.50	500	8,181,600	5,600
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $12.75	410	6,708,912	4,592
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.00	350	5,727,120	3,920
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.25	400	6,545,280	8,960
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.50	700	11,454,240	23,520
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $13.75	75	1,227,240	5,040
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.00	250	4,090,800	30,800
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.25	415	6,790,728	88,312
Sugar #11 Future, March 2020 Settlement, Expires 02/18/2020, Strike Price $14.50	251	4,107,163	84,336
Sugar #11 Future, May 2020 Settlement, Expires 03/16/2020, Strike Price $13.50	25	401,800	4,760
Sugar #11 Future, May 2020 Settlement, Expires 03/16/2020, Strike Price $14.00	25	401,800	9,240
Sugar #11 Future, May 2020 Settlement, Expires 03/16/2020, Strike Price $14.25	25	401,800	12,600
Sugar #11 Future, May 2020 Settlement, Expires 03/16/2020, Strike Price $14.50	25	401,800	16,520
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $128.50	22	2,896,520	344
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $129.00	340	44,764,400	10,625
U.S. Treasury 10-Year Note Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $129.50	168	22,118,880	10,500
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $156.00	100	16,353,000	3,125
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $157.00	150	24,529,500	9,375
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $158.00	227	37,121,310	24,828
U.S. Treasury Long Bond Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $159.00	121	19,787,130	22,688
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $505.00	69	1,910,438	2,156
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $510.00	139	3,848,563	6,081
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $515.00	99	2,741,063	6,188
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $520.00	42	1,162,875	3,675
Wheat Future, March 2020 Settlement, Expires 02/21/2020, Strike Price $525.00	47	1,301,313	5,581
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $46.50	50	2,578,000	18,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $47.00	44	2,268,640	18,920
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $47.50	100	5,156,000	51,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $48.00	101	5,207,560	61,610
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $48.50	65	3,351,400	46,800
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $49.00	24	1,237,440	20,160
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $49.50	25	1,289,000	24,250
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $50.00	13	670,280	14,690
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $51.00	1	51,560	1,500
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $51.50	25	1,289,000	43,000
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $52.00	44	2,268,640	86,240
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $52.50	167	8,610,520	372,410
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $53.00	326	16,808,560	824,780
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $53.50	235	12,116,600	669,750
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $54.00	474	24,439,440	1,516,800
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $54.50	422	21,758,320	1,502,320
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $55.00	392	20,211,520	1,548,400
WTI Crude Future, March 2020 Settlement, Expires 02/14/2020, Strike Price $55.50	25	1,289,000	108,750

TOTAL PUT OPTIONS			40,753,163

(Premiums Received $20,136,370)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

	COUNTERPARTY	NOTIONAL AMOUNT	NOTIONAL AMOUNT USD	FAIR VALUE
OTC CALL OPTIONS
Indian Rupee, Expires 02/06/2020, Strike Price $71.71	BNP Paribas	$75,000,000	$75,000,000	$172,045
Norwegian Krone, Expires 02/10/2020, Strike Price EUR 10.00	Morgan Stanley Capital Services LLC	50,000,000	54,945,055	1,128,061
Swedish Krona, Expires 02/05/2020, Strike Price NOK 1.05	Morgan Stanley Capital Services LLC	200,000,000	21,299,255	24,519
Swedish Krona, Expires 02/05/2020, Strike Price EUR 10.65	Morgan Stanley Capital Services LLC	100,000,000	109,890,110	402,047

TOTAL OTC CALL OPTIONS				1,726,672

(Premiums Received $642,163)

OTC PUT OPTIONS
Brazilian Real, Expires 02/07/2020, Strike Price $4.16	BNP Paribas	50,000,000	50,000,000	19,322
Norwegian Krone, Expires 02/10/2020, Strike Price EUR 10.00	Morgan Stanley Capital Services LLC	75,000,000	82,417,582	17,717
Polish Zloty, Expires 02/03/2020, Strike Price EUR 4.22	Morgan Stanley Capital Services LLC	100,000,000	109,890,110	3
Swedish Krona, Expires 02/05/2020, Strike Price NOK 1.05	Morgan Stanley Capital Services LLC	400,000,000	42,598,509	192,609

TOTAL OTC PUT OPTIONS				229,651

(Premiums Received $801,352)

PAYER SWAPTIONS
CDX.HY, (5.000%), Quarterly, Expires: 02/19/2020, Strike Price: $105.00	Bank of America Merrill Lynch	150,000,000	150,000,000	105,420
CDX.HY, (5.000%), Quarterly, Expires: 02/19/2020, Strike Price: $105.00	Morgan Stanley Capital Services LLC	250,000,000	250,000,000	122,465

TOTAL PAYER SWAPTIONS				227,885

(Premiums Received $993,465)

TOTAL WRITTEN OPTIONS				$60,712,719

(Premiums Received $39,294,044)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, March 2020 Settlement	437	$29,292,110	$398,166
Brent Crude, April 2020 Settlement	139	7,870,180	(17,607)
British Pound, March Settlement	25	2,065,156	(38,731)
Canadian Dollar, March 2020 Settlement	410	30,985,750	130,005
Coffee ‘C’, March 2020 Settlement	941	36,222,619	1,459,399
Coffee ‘C’, May 2020 Settlement	16	629,400	519
Coffee Robusta, March 2020 Settlement	255	3,401,700	(23,298)
Coffee Robusta, May 2020 Settlement	120	1,610,400	21,234
Copper, March 2020 Settlement	27	1,698,975	1,694
Corn, March 2020 Settlement	307	5,852,188	(25,684)
Corn, December 2020 Settlement	300	5,861,250	63,579
Euro FX, March 2020 Settlement	213	29,603,006	(72,286)
Globex Natural Gas, April 2020 Settlement	7	132,020	245
Japanese Yen, March 2020 Settlement	86	9,943,213	(141,363)
Lean Hogs, February 2020 Settlement	1,210	27,648,500	1,921,046
Live Cattle, February 2020 Settlement	264	12,817,200	89,109
NASDAQ 100 E-mini Index, March 2020 Settlement	7	1,259,685	(5,372)
Russell 2000 E-mini Index, March 2020 Settlement	110	8,880,850	228,522
S&P E-mini Index, March 2020 Settlement	176	28,371,200	121,169
Soybean, March 2020 Settlement	2,911	126,992,375	3,783,815
Soybean, May 2020 Settlement	383	16,981,262	76,471
Soybean Meal, March 2020 Settlement	284	8,264,400	87,539
WTI Crude, March 2020 Settlement	1,175	60,583,000	2,531,503

TOTAL FUTURES CONTRACTS SOLD		$456,966,439	$10,589,674

FUTURES CONTRACTS PURCHASED
CBOE Volatility Index, February 2020 Settlement	50	911,250	146,161
Cocoa - IC, March 2020 Settlement	1,772	45,745,487	979,243
Cocoa, March 2020 Settlement	1,126	31,269,020	332,568
Cotton No. 2, March 2020 Settlement	1,773	59,838,750	(2,669,875)
Globex Natural Gas, March 2020 Settlement	118	2,172,380	16,558
Gold 100 Oz., April 2020 Settlement	110	17,466,900	156,639
Silver, March 2020 Settlement	39	3,512,340	27,005
Sugar #11, March 2020 Settlement	1,920	31,417,344	509,166
U.S. Treasury 10-Year Note, March 2020 Settlement	252	33,177,375	108,678
U.S. Treasury Long Bond, March 2020 Settlement	307	50,204,094	269,652
Wheat, March 2020 Settlement	58	1,605,875	(76,820)

TOTAL FUTURES CONTRACTS PURCHASED		$277,320,815	$(201,025)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas	2/4/2020	Brazilian Real	176,127,000	U.S. Dollar	41,806,301	$(553,929)
BNP Paribas	2/11/2020	Brazilian Real	67,280,000	U.S. Dollar	16,000,000	(297,298)
Goldman Sachs International	2/3/2020	Euro	33,500,000	Hungarian Forint	11,299,035,000	12,089
Goldman Sachs International	2/12/2020	Euro	35,000,000	Norwegian Krone	355,082,500	238,264
Morgan Stanley Capital Services LLC	2/12/2020	Euro	26,000,000	Norwegian Krone	260,989,200	479,945
Morgan Stanley Capital Services LLC	2/5/2020	Euro	25,000,000	Poland Zloty	106,332,800	290,112
Goldman Sachs International	2/7/2020	Euro	30,000,000	Swedish Krona	320,316,000	1,648
Morgan Stanley Capital Services LLC	2/7/2020	Euro	32,500,000	Swedish Krona	343,454,750	371,107
Goldman Sachs International	2/3/2020	Hungarian Forint	11,299,035,000	Euro	33,450,870	42,408
Goldman Sachs International	2/12/2020	Norwegian Krone	241,236,000	Euro	24,000,000	(407,919)
Morgan Stanley Capital Services LLC	2/12/2020	Norwegian Krone	64,200,000	Swedish Krona	67,204,560	(3,181)
Morgan Stanley Capital Services LLC	2/5/2020	Poland Zloty	156,517,400	Euro	37,000,000	(650,078)
Morgan Stanley Capital Services LLC	2/7/2020	Swedish Krona	197,494,000	Norwegian Krone	188,000,000	81,595
BNP Paribas	2/4/2020	U.S. Dollar	10,000,000	Brazilian Real	42,892,500	(10,822)
BNP Paribas	2/11/2020	U.S. Dollar	41,446,071	Brazilian Real	176,127,000	193,700
BNP Paribas	2/10/2020	U.S. Dollar	26,000,000	Indian Rupee	1,859,936,000	38,002

						$(174,361)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Consolidated Schedule of Investments as of January 31, 2020 (Unaudited)

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	PROTECTION	RECEIVE FIXED RATES	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	VALUE/ UNREALIZED DEPRECIATION

Morgan Stanley Capital Services LLC	CDX.NA.HY.33	Buy	(5.000)%	Dec 20 2024	Quarterly	$5,643,000	$(502,000)	$(416,769)	$(85,231)

TOTAL CREDIT DEFAULT SWAP CONTRACTS									$(85,231)

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the All Asset Variance Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management, LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$—	$56,275	$—	$56,275
Money Market Funds	85,761,311	—	—	85,761,311
U.S. Treasury Bills	—	507,413,345	—	507,413,345

Total Assets	$85,761,311	$507,469,620	$—	$593,230,931

Liabilities
Written Options	$57,384,283	$3,328,436	$—	$60,712,719

Total Liabilities	$57,384,283	$3,328,436	$—	$60,712,719

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$1,748,868	$—	$1,748,868
Unrealized depreciation on forward currency contracts	—	(1,923,229)	—	(1,923,229)
Unrealized appreciation on futures contracts	13,459,685	—	—	13,459,685
Unrealized depreciation on futures contracts	(3,071,036)	—	—	(3,071,036)
Unrealized depreciation on swap contracts	—	(85,231)	—	(85,231)

Total	$10,388,649	$(259,592)	$—	$10,129,057

*

Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.